Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 0	$ 0		$ 0
Restricted cash	325,630	189,260		155,810
Accounts and other receivables	50,966	577
Accounts receivable—affiliate	56,986	2,457		2,750
Advances to affiliate	31,002	28,312		23,969
Inventory	51,715	5,742		2,295
Other current assets	11,256	8,412		1,246
Other current assets—affiliate	5,293	0		153
Total current assets	532,848	234,760		186,223
Non-current restricted cash		0		457,053
Property, plant and equipment, net	11,491,279	9,841,407		6,962,395
Debt issuance costs, net	62,349	132,091		101,422
Non-current derivative assets	11,247	30,304		11,744
Other non-current assets	179,832	194,818		99,417
Other non-current assets—affiliate				0
Total assets	12,277,555	10,433,380		7,818,254
Current liabilities
Accounts payable	17,130	13,420		5,974
Accrued liabilities	326,815	201,559		113,538
Current debt	98,500	15,000	[1],[2]	0	[1],[2]
Due to affiliates	42,556	53,848		13,051
Derivative liabilities	7,459	6,430		23,247
Total current liabilities	492,460	290,257		155,810
Long-term debt, net	11,330,473	9,205,559		6,389,775
Non-current derivative liabilities	9,583	2,884		268
Other non-current liabilities—affiliate	3,578	3,393		0
Commitments and Contingencies
Member’s equity	441,461	931,287		1,272,401
Total liabilities and member’s equity	$ 12,277,555	10,433,380		$ 7,818,254
Scenario, Previously Reported [Member]
Current assets
Other current assets		6,514
Other current assets—affiliate		2,475
Other non-current assets		169,005
Other non-current assets—affiliate		$ 25,813

[1]	Matures on December 31, 2020, with various terms for underlying loans as further described below under Working Capital Facility. As of December 31, 2014, no loans were outstanding under the $325.0 million senior letter of credit and reimbursement agreement that was entered into in April 2014 (the “LC Agreement”) it replaced.
[2]	Variable interest rates, based on LIBOR or the base rate, as further described below under Working Capital Facility.